Purchase Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Recorded Unconditional Purchase Obligation [Line Items]
2013	$ 351
2014	4
2015	3
2016
2017
Total minimum future purchase obligations	$ 358